Going Concern (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Going Concern [Line Items]
Current liabilities exceed over current assets	$ 42.9	$ 37.4
Total liabilities exceed over total assets	40.8	$ 39.3
Term Loan	3.0
Redwing [Member]
Going Concern [Line Items]
Current payables	9.0
Mazowe [Member]
Going Concern [Line Items]
Current payables	$ 6.8